Acquisitions and Recapitalization - useful lives (Details) - USD ($) $ in Millions	Mar. 13, 2015	Jan. 31, 2014
Customer Relationships | Direct Edge
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life		16 years
Balance at acquition date		$ 43.0
Customer Relationships | Hot spot
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life	18 years
Balance at acquition date	$ 81.2
Noncompete Agreements | Direct Edge
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life		2 years
Balance at acquition date		$ 3.9
Noncompete Agreements | Hot spot
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life	1 year
Balance at acquition date	$ 1.9
Trademarks and Trade Names | Direct Edge
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life		1 year
Balance at acquition date		$ 1.6
Technology | Hot spot
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life	6 years
Balance at acquition date	$ 12.6